Liquidity, Uncertainty and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	May 03, 2016	Mar. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liquidity Uncertainty And Going Concern [Line Items]
Accumulated deficit		$ (394,770)	$ (377,872)			$ (310,677)
Senior secured debt defaulted amount				$ 57,654
Cash and cash equivalents		$ 4,409	$ 2,789		$ 7,522	$ 20,944	$ 31,014
Subsequent Event [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Proceeds from private placement	$ 23,700
Debt covenant description	The Company's restructured senior secured debt includes a liquidity covenant whereby the Company must maintain a cash balance greater than $5 million. Based upon current projections, the Company will not meet its liquidity covenant requirement at or around March, 2017. The Company intends to maintain compliance with this liquidity covenant by raising additional capital. There can be no assurances that financing will be available on terms acceptable to the Company, or at all.
Minimum [Member] | Subsequent Event [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Cash and cash equivalents	$ 5,000